Operating Lease (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease right-of-use asset	$ 1,792,872	$ 2,000,755
Accumulated amortization	(507,128)
Net balance	1,792,872
Lease liability, current portion	1,416,987	$ 1,578,235
Lease liability, long-term	1,356,530
Total operating lease liability	$ 1,792,872
Weighted average remaining lease term (months)	45 months
Weighted average discount rate	6.50%